Long-term investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Parenthetical) (Detail) ¥ in Thousands, shares in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
		Aug. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	May. 31, 2014 USD ($) item	May. 31, 2014 CNY (¥) item	Dec. 31, 2015 USD ($) Companies		Dec. 31, 2015 CNY (¥) Companies		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of equity investments | Companies							5		5
Diluted gain arising from sale of shares | $							$ 702	[1],[2]			$ 449	[1],[2]
Impairment loss on long-term investments							$ 802		¥ 5,000
Guangzhou Yuechuan [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments, Percentage of ownership of common share	[1]						19.13%		19.13%		19.13%
Chengdu Diting [Member]
Schedule of Equity Method Investments [Line Items]
Consideration received by equity method investee					$ 1,627	¥ 10,000
Equity method investments, Percentage of ownership of common share								[1]		[1]	16.58%		19.90%
Diluted gain arising from sale of shares							$ 702		¥ 4,380
Investments in cost method investment			$ 6,390	¥ 39,070
Cost method investments, ownership percentage	[1]						13.27%		13.27%
Number of board of directors seats of investee to be appointed by Group | item					1	1
Number of board of directors seats of investee | item					5	5
Shenzhen Kushiduo [Member]
Schedule of Equity Method Investments [Line Items]
Investments in cost method investment | $		$ 39
Number of shares acquired of cost method investee | shares		25
Cost method investments, ownership percentage		10.00%					12.50%	[3]	12.50%	[3]	10.00%	[3]

[1]	In May of 2014, the Group obtained the right to appoint a director to Chengdu Diting and thus had one out of five seats on the board of directors of this investee. Given the existence of significant influence, the Group started to apply equity method in May 2014 although the Group's ownership interest in Chengdu Diting decreased from 19.9% to 16.58% because Chengdu Diting issued new shares to a third party for a total consideration of RMB 10 million (USD 1,627 thousand). In April of 2015, the new investor of Chengdu Diting injected capital of RMB 39.07 million (USD 6.39 million). As a result of the transaction, the Group 's ownership interest in Chengdu Diting diluted from 16.58% to 13.27%. So the recognition of Chengdu Diting's ownership for the Group transferred from equity method to cost method. The Group recorded a dilution gain of RMB 4.38 million (USD 702 thousand) arising from the sale of shares by the investee to third parties at a price in excess of the per share carrying value of the shares owned by the Group in 2015.
[2]	In September of 2015, Tianjin Kunzhiyi suffered from financial difficulties and lost most of its core R&D staff. As a result, new games couldn't be promoted as committed in investment agreement with the Group. The Group recognized impairment of RMB 5 million (USD 802 thousand) for ownership interest in Tianjin Kunzhiyi as considered necessary.
[3]	In 2015, the Group made equity investments in five more unrelated privately-held companies. The shares held by the Group are not in-substance common stock and therefore the Group accounted for these investments according to ASC 320 as equity activities using the cost method. In August 2015, the Group increased investment of USD 39 thousand to purchase 25 thousand shares of Shenzhen Kushiduo. As a result, the Group's ownership interest in Shenzhen Kushiduo increased from 10% to 12.5%.